Cash and stock-based compensation plans (Details 5) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Directors [Member]	Dec. 31, 2011 Restricted Stock Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	0	534	1,812	17,746	3,518	8,917
Granted Shares					0	0
Vested Shares					(3,518)	(5,399)
Outstanding Shares (ending balance)	0	534	1,812	17,746	0	3,518
Outstanding Weighted average grant date fair value					$ 21.35	$ 20.77
Granted - Weighted average grant date fair value					$ 0	$ 0
Vested - Weighted average grant date fair value					$ 21.35	$ 20.39
Outstanding Weighted average grant date fair value					$ 0	$ 21.35